OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) $ in Thousands, $ in Millions, in Millions		1 Months Ended	12 Months Ended
	Jan. 01, 2020 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Oct. 31, 2018 CLF ( )
Composition of bonds payable
Other current financial liabilities				$ 38,566,724	$ 40,593,878
Other non-current financial liabilities				$ 989,829,569	743,327,057
Bonds USA
Bonds payable
Prepayment amount		$ 210
Composition of bonds payable
Expenses of bond issuance and discounts on placement			$ 9,583,000
CMF Registration N912 10.10.2018 Series F
Bonds payable
Annual interest rate				2.83%		2.83%
Composition of bonds payable
Bonds (face value)				$ 5,700,000		5.7
Bonds payable (current)
Composition of bonds payable
Bonds (face value)				19,347,033	22,189,595
Bonds payable (non-current )
Composition of bonds payable
Bonds (face value)				925,968,913	721,950,553
Bonds payable, net
Composition of bonds payable
Bonds (face value)				945,315,946	744,140,148
Other current financial liabilities				18,705,015	21,604,601
Other non-current financial liabilities				$ 918,921,342	$ 718,962,871
Issuance of corporate bonds on international markets | Corporate bonds
Bonds payable
Bonds issued	$ 300
Term of bonds	30 years
Annual interest rate	3.95%